SCUDDER
                                                                     INVESTMENTS


Scudder Limited Duration Plus Fund

Supplement to the currently effective prospectuses

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The following revises "The portfolio managers" section of the prospectuses:

The following people are responsible for the management of the fund.

Jan C. Faller, CFA                        Andrew Cestone
Managing Director of Deutsche Asset       Managing Director of Deutsche Asset
Management and Co-Manager of the fund.    Management and Co-Manager of the fund.
    o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management
      1999 and the fund in 2005 after          in 1998 and the fund in 2004.
      nine years of experience as            o Prior to that, investment analyst,
      investment manager for PanAgora          Phoenix Investment Partners, from
      Asset Management and banking             1997 to 1998.
      officer for Wainwright Bank & Trust    o Prior to that, Credit Officer,
      Co.                                      asset based lending group,
    o Portfolio manager for Enhanced           Fleet Bank, from 1995 to 1997.
      Strategies & Mutual Funds Group:       o BA, University of Vermont.
      New York.
    o BA, Westmont College; MBA, Amos     Robert Wang
      Tuck School, Dartmouth College.     Managing Director of Deutsche Asset
                                          Management and Co-Manager of the
William Chepolis, CFA                     fund.
Managing Director of Deutsche Asset          o Portfolio Manager for global and
Management and Co-Manager of the fund.         tactical asset allocation
    o Joined Deutsche Asset Management in      portfolios.
      1998 after 13 years of experience      o Joined the investment advisor
      as vice president and portfolio          in 1995.
      manager for Norwest Bank where he      o BS from University of
      managed the bank's fixed income and      Pennsylvania, Wharton School.
      foreign exchange portfolios.
    o Senior Mortgage Backed Portfolio
      Manager: New York.
    o Joined the fund in 2005.
    o BIS, University of Minnesota.





               Please Retain This Supplement for Future Reference





September 15, 2005